Consolidated statements of changes in equity - CNY (¥) ¥ in Thousands	Share capital	Additional paid-in capital	Merger reserve	Treasury shares	Share-based payment reserve	Translation reserve	PRC statutory reserve	(Accumulated losses)/retained earnings	Total	Non-controlling interests	Total
Balance at the beginning at Jun. 30, 2020	¥ 69	¥ 162,373	¥ 117,912	¥ (19,393)	¥ 486,438	¥ (5,395)	¥ 46,422	¥ (1,125,055)	¥ (336,629)	¥ 13,583	¥ (323,046)
Changes in equity for the year/period ended
(Loss)/profit for the year/period								(1,415,010)	(1,415,010)	(14,437)	(1,429,447)
Other comprehensive (loss)/income for the year/period						(14,611)			(14,611)	(1,937)	(16,548)
Total comprehensive (loss)/income for the year/period						(14,611)		(1,415,010)	(1,429,621)	(16,374)	(1,445,995)
Capital injection from shareholders	1	1,193							1,194		1,194
Consolidation of special purpose vehicles		973		(973)
Issuance of ordinary shares relating to initial/Hong Kong public offering and exercise of the over-allotment option, net of underwriting commissions and other issuance costs	9	4,178,851							4,178,860		4,178,860
Release of ordinary shares from share incentive plan	5	(18,065)		18,060
Conversion of Series A preferred shares into Class A ordinary shares	8	3,963,835							3,963,843		3,963,843
Equity settled share-based transactions					281,319				281,319		281,319
Appropriation to statutory reserve							18,226	(18,226)
Acquisition of a subsidiary with non-controlling interests										(4,021)	(4,021)
Balance at the end at Jun. 30, 2021	92	8,289,160	117,912	(2,306)	767,757	(20,006)	64,648	(2,558,291)	6,658,966	(6,812)	6,652,154
Changes in equity for the year/period ended
(Loss)/profit for the year/period								638,170	638,170	1,573	639,743
Other comprehensive (loss)/income for the year/period						39,497			39,497	997	40,494
Total comprehensive (loss)/income for the year/period						39,497		638,170	677,667	2,570	680,237
Dividend declared		(306,255)							(306,255)		(306,255)
Exercise of options		589							589		589
Release of ordinary shares from share incentive plan		(670)		670
Repurchase of shares				(82,160)					(82,160)		(82,160)
Equity settled share-based transactions					82,835				82,835		82,835
Appropriation to statutory reserve							24,460	(24,460)
Balance at the end at Jun. 30, 2022	92	7,982,824	117,912	(83,796)	850,592	19,491	89,108	(1,944,581)	7,031,642	(4,242)	7,027,400
Changes in equity for the year/period ended
(Loss)/profit for the year/period								1,768,926	1,768,926	12,903	1,781,829
Other comprehensive (loss)/income for the year/period						34,871			34,871	6,327	41,198
Total comprehensive (loss)/income for the year/period						34,871		1,768,926	1,803,797	19,230	1,823,027
Issuance of ordinary shares relating to initial/Hong Kong public offering and exercise of the over-allotment option, net of underwriting commissions and other issuance costs	3	408,018							408,021		408,021
Dividend declared		(370,787)							(370,787)		(370,787)
Offset of accumulated losses		(730,898)						730,898
Exercise of options and subscription of restricted share units		380							380		380
Release of ordinary shares from share incentive plan		(616)		616
Repurchase of shares				(32,711)					(32,711)		(32,711)
Cancellation of shares		(31,841)		31,841
Equity settled share-based transactions					62,882				62,882		62,882
Appropriation to statutory reserve							15,912	(15,912)
Acquisition of non-controlling interests		(2,209)							(2,209)	2,166	(43)
Acquisition of a subsidiary with non-controlling interests										99	99
Balance at the end at Jun. 30, 2023	95	7,254,871	117,912	(84,050)	913,474	54,362	105,020	539,331	8,901,015	17,253	8,918,268
Changes in equity for the year/period ended
(Loss)/profit for the year/period								1,248,405	1,248,405	7,672	1,256,077
Other comprehensive (loss)/income for the year/period						(30,601)			(30,601)	(1,903)	(32,504)
Total comprehensive (loss)/income for the year/period						(30,601)		1,248,405	1,217,804	5,769	1,223,573
Dividend declared		(923,664)							(923,664)		(923,664)
Exercise of options and subscription of restricted share units		168							168		168
Repurchase of shares				(73,560)					(73,560)		(73,560)
Equity settled share-based transactions					46,432				46,432		46,432
Appropriation to statutory reserve							65,579	(65,579)
Balance at the end at Dec. 31, 2023	¥ 95	¥ 6,331,375	¥ 117,912	¥ (157,610)	¥ 959,906	¥ 23,761	¥ 170,599	¥ 1,722,157	¥ 9,168,195	¥ 23,022	¥ 9,191,217